Financial Instruments and Risk Management - Schedule of Contractual Maturities of its Financial Liabilities (Details) - CAD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 86,841	$ 88,432
Risk management contracts		11,901
Debt		54,800	22,751
Less than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		86,841	88,432
Risk management contracts		11,901
Lease liabilities and other	[1]	2,573	3,457
Debt	[2]
Total financial liabilities		101,315	91,889
Greater than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts		7,000
Lease liabilities and other	[1]	5,749	2,787
Debt	[2]	26,500
Total financial liabilities		$ 39,249	$ 2,787

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude interest and transaction costs.